Note 14 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current	$ 47,123	$ 43,576
Deferred	6,137	18,331
Total	53,260	61,907
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	5,134	4,031
Deferred, Canda	1,689	3,185
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	1,768	3,235
Deferred, United States and Other Foreign	10,732	20,657
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	40,221	36,310
Deferred, United States and Other Foreign	$ (6,284)	$ (5,511)